13 Impairment testing	12 Months Ended
Dec. 31, 2020
Impairment Testing
Impairment testing
13	Impairment testing

Midatech Pharma (Wales) Ltd

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount
Name	2020 £’000	2019 £’000	2018 £’000	2020 £’000	2019 £’000	2018 £’000	Valuation Basis
CGU – Midatech Pharma (Wales) Ltd	–	9,300	9,300	–	2,291	2,291	Value in use
MTX110 acquired IPRD	–	778	778	–	–	–	–

An impairment charge of £11.6m was recorded in 2021 in the assets of Midatech Pharma Wales Ltd (‘MPW’) CGU as a result of the Board’s decision on 31 March 2020 to terminate the MTD201.The impairment charge was £9.3m of IPRD and £2.3m acquired goodwill.

In 2020 an impairment charge of £0.8m was recorded in relation to the acquire IPRD on MTX110. The impairment is as a result of the termination of a License Agreement between the Company and Secura Bio Inc. Pursuant to the License Agreement, Midatech Limited was granted a non-exclusive worldwide, sub-licenseable license to certain patents of Panobinostat, the active pharmaceutical ingredient of the Company’s development product MTX110.

The assets of MPW were valued as at 31 December 2019 and 2018 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using (2019:12-13 year; 2018: 12–13 year), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years was appropriate on the basis that the investment was long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long term growth rate of Nil was used.

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Assumptions	2020	2019	2018
Pre-tax discount rate	n/a	18.4%	17.7%
Cumulative probability of success of projects	n/a	81%	81%

The discount rate is an estimated market-based weighted average cost of capital for the MPW business, determined at the date of acquisition. Cumulative probability of success of projects is the product of the probability of success of each remaining major phase of development for each individual IPRD component. These phase probabilities were determined by management with reference to the risks associated with each remaining development stage.

Sensitivity analysis

If any one of the following changes were made to the above key assumptions, the carrying value and recoverable amount would be equal.

Assumptions	2020	2019	2018
Pre-tax discount rate for all projects	n/a	increase to 21%	increase to 29.8%
Cumulative probability of success of project	n/a	59%	34%